Inventory	12 Months Ended
Dec. 31, 2023
Inventory
Inventory

5      Inventory

	2023	2022
	$	$

Finished goods	4,646	5,455
Raw materials	2,351	2,491
Inventory provision	(8)	(5)
Total inventory	6,989	7,941

During the year ended December 31, 2023, $2,424 (2022 - $2,101) of inventory was recognized in cost of sales. The Company increased its inventory provision by $3 during the year ended December 31, 2023 (2022 – $2). There were no other inventory write-downs charged to cost of sales during the year ended December 31, 2023 (2022 -$nil).